Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000225291
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CETAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.35%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%
Performance Inception Date	May 03, 2016
AssetsNet	$ 74,550,210
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,017,756
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,550,210
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,017,756
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.7%
Exchange-Traded Funds	6.5%
Money Market Funds	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	6.0%
Banco Santander S.A.	3.0%
Credit Agricole S.A.	2.9%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Franco-Nevada Corporation	2.3%
Schneider Electric S.E.	2.2%
Eurofins Scientific	2.1%
Shimano, Inc.	2.0%
Singapore Exchange Ltd.	2.0%
FANUC Corporation	2.0%

C000225292
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CENNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.10%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.10%
Performance Inception Date	May 03, 2016
AssetsNet	$ 74,550,210
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,017,756
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,550,210
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,017,756
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.7%
Exchange-Traded Funds	6.5%
Money Market Funds	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	6.0%
Banco Santander S.A.	3.0%
Credit Agricole S.A.	2.9%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Franco-Nevada Corporation	2.3%
Schneider Electric S.E.	2.2%
Eurofins Scientific	2.1%
Shimano, Inc.	2.0%
Singapore Exchange Ltd.	2.0%
FANUC Corporation	2.0%

C000225290
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CENTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Performance Inception Date	May 03, 2016
AssetsNet	$ 74,550,210
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,017,756
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,550,210
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,017,756
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.7%
Exchange-Traded Funds	6.5%
Money Market Funds	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	6.0%
Banco Santander S.A.	3.0%
Credit Agricole S.A.	2.9%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Franco-Nevada Corporation	2.3%
Schneider Electric S.E.	2.2%
Eurofins Scientific	2.1%
Shimano, Inc.	2.0%
Singapore Exchange Ltd.	2.0%
FANUC Corporation	2.0%